Equity Disclosure	3 Months Ended
Nov. 30, 2012
Notes
Equity Disclosure

During the period September 1 to October 17, 2011, the Company entered into a series of private placement agreements with various investors involving issuing units of securities at $0.30 per unit. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013. The private placement was oversubscribed and the Company accepted additional private placement funds. On October 17, 2011 the Company issued 1,275,337 units of the securities in consideration of funds received of $382,601.

On October 17, 2011, the Company issued a total of 522,900 shares of restricted common stock to certain consultants as compensation for services. The fair value of the stock was $0.51.  Based on the fair value of the common stock on the day of issuance, $20,462 was charged to consulting expense for the three months ended November 30, 2011, which was pro-rated for the six month period of the restriction.

On October 17, 2011, the Company issued 200,000 shares of common stock to a consulting firm for services to be provided. The fair value of the common stock on the day it was issued was $0.51 per share. Based on the fair value of the stock on the day of issuance, $8,046 less $200 contributed was charged to consulting, which was pro-rated for the six month period of the restriction.

On October 17, 2011, the Company issued 200,000 shares of common stock to a consulting firm for services to be provided. The fair value of the common stock on the day it was issued was $0.51 per share. Based on the fair value of the stock on the day of issuance, $20,988 was charged to consulting, which was pro-rated for the six month period of the restriction.

On November 10, 2011, the Company issued 3,350 units of securities at $0.30 per unit for $1,002 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On December 1, 2011, the Company issued 650,000 units of securities to seven investors at $0.30 per unit for $195,000 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On December 1, 2011, a correction was made to a common stock certificate, reducing shares by 3,330.

On December 1, 2011, the Company issued 24,000 units of securities to an investor at $0.25 per unit for $6,000 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On January 24, 2012, the Company issued 125,000 shares of common stock at the closing price of $0.60 per share for legal fees of $75,000.

On January 26, 2012, the Company issued 25,000 shares of common stock at the closing price of $0.60 per share for legal fees of $15,000.

On April 30, 2012, the Company issued 363,000 shares of common stock at the closing price of $0.34 per share for services by six providers.

On May 11, 2012 the Company issued 6,000,000 shares of common stock pursuant to an Asset Purchase Agreement for certain wind turbine assets including intangible assets the price of which was $1,500,000, representing a stock price of $0.25 per share.

On July 31, 3012, the Company issued 808,000 units of securities at $0.25 per unit for $202,000 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 each, expiring July 31, 2014.

On July 31, 2012, the Company issued 100,000 shares of common stock at $0.12 per share for legal fees of $12,000.

On July 31, 2012 the Company issued 1,000,000 shares of common stock at $0.12 per share for contract services of $120,000.

On October 10, 2012 the Company issued 950,980 shares of common stock at 0.126 per share to St George Investments LLC for $120,000 pursuant to an investment agreement.

On November 28, 2012 the Company issued 200,000 shares of common stock at 0.25 per share  for $50,000

As of August 31,2012, the Company was authorized to issue 650,000,000 shares of par value $0.0001 common stock, of which 88,369,086 shares of common stock were issued and outstanding.

Note 10 – Warrants

During the period September 1 to November 30, 2012, the Company entered a series of private placement agreements with various investors. (Refer to Note 9 – Capital Stock).

Under the private placements, the Company issued 1,950,337 Units of securities for total cash proceeds of $584,603.  Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 expiring July 31, 2013.